Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian	$ 592	$ 617
Foreign	2,407	2,163
Income before income taxes, Total	$ 2,999	$ 2,780